Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 25, 2026
to the Summary Prospectus dated December 1, 2025
Effective March 31, 2026, Ian Gorman will replace Sobby Arora as Co-Portfolio Manager for Davis Research Fund. All references to Sobby Arora are removed in their entirety.

The “Management” section of the Davis Research Fund Summary Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers–NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Ian Gorman	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers–NY, Inc.

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 25, 2026
to the Prospectus dated December 1, 2025
Effective March 31, 2026, Ian Gorman will replace Sobby Arora as Co-Portfolio Manager for Davis Research Fund. All references to Sorry Arora are removed in their entirety.

The “Management” section of the Davis Research Fund Summary portion of the Statutory Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers–NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Ian Gorman	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers–NY, Inc.

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 25, 2026
to the Statement of Additional Information dated December 1, 2025
Effective March 31, 2026, Ian Gorman will replace Sobby Arora as Co-Portfolio Manager for Davis Research Fund.

In the “Structure of Compensation” section, Sobby Arora is replaced with Ian Gorman.